STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details)	12 Months Ended
Dec. 31, 2019
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
VIE [Member]
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%
E-Sun Sky Computer [Member]
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%